As filed with the Securities and Exchange Commission on March 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101
(Address of principal executive offices) (Zip code)

David H. Van Slooten
225 South Lake Avenue, Suite 400
Pasadena, CA 91101
(Name and address of agent for service)

(626) 304-9222
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

PRIMECAP Odyssey Growth Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS: 89.7%

Agriculture: 1.4%
2,850	Monsanto Co.	$154,270

Airlines: 3.6%
5,900	JetBlue Airways Corp.*	116,761
19,000	Southwest Airlines Co.	275,120
		391,881

Banks: 2.3%
6,750	Bank of New York Co., Inc.(The)	200,542
1,200	State Street Corp.	53,772
		254,314

Biotechnology: 6.3%
5,600	Affymetrix, Inc.*	230,496
900	Amgen, Inc.*	56,016
6,150	Biogen Idec, Inc.*	399,504
		686,016

Chemicals: 2.3%
2,500	Minerals Technologies, Inc.	156,200
2,200	Praxair, Inc.	94,930
		251,130

Commercial Services: 1.3%
3,350	Accenture Ltd. - Class A*	87,267
2,000	Paychex, Inc.	60,980
		148,247

Computers: 0.3%
500	Research In Motion Ltd.*	35,645

Distribution/Wholesale: 0.4%
700	Grainger (W.W.), Inc.	42,847

Electronics: 3.6%
6,650	Agilent Technologies, Inc.*	147,031
2,650	Cymer, Inc.*	70,278
2,200	Gentex Corp.	74,426
2,800	Trimble Navigation Ltd.*	99,568
		391,303

Engineering & Construction: 1.3%
2,700	Fluor Corp.	144,558

PRIMECAP Odyssey Growth Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited), Continued

Shares		Value

Healthcare - Products: 4.4%
3,700	Guidant Corp.	$268,213
4,000	Medtronic, Inc.	209,960
		478,173

Home Furnishings: 0.8%
2,500	Sony Corp. ADR	92,550

Household Products/Wares: 0.4%
750	Avery Dennison Corp.	45,067

Insurance: 3.7%
1,450	American International Group, Inc.	96,120
35	Berkshire Hathaway, Inc. - Class B*	104,794
1,442	Chubb Corp. (The)	107,400
1,650	Marsh & McLennan Cos., Inc.	53,625
700	MBIA, Inc.	41,818
		403,757

Internet: 1.9%
2,600	Macromedia, Inc.*	89,024
2,150	McAfee, Inc.*	55,578
2,300	VeriSign, Inc.*	59,432
		204,034

Machinery - Construction & Mining: 0.6%
700	Caterpillar, Inc.	62,370

Media: 5.3%
4,000	Comcast Corp.*	128,760
11,800	DIRECTV Group, Inc.*	177,590
5,100	Liberty Media Corp.*	53,244
10,400	News Corp.	176,800
2,400	Time Warner, Inc.*	43,200
		579,594

Miscellaneous Manufacturer: 3.2%
1,000	3M Co.	84,360
9,900	Pall Corp.	266,607
		350,967

Oil & Gas: 8.1%
2,500	Encana Corp.	147,725
1,500	EOG Resources, Inc.	111,375
1,000	Murphy Oil Corp.	89,280
2,000	Pioneer Natural Resources Co.	76,780
2,400	Pogo Producing Co.	102,072
900	Transocean, Inc.*	39,600
6,700	Unocal Corp.	318,719
		885,551

PRIMECAP Odyssey Growth Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited), Continued

Shares		Value

Oil & Gas Services: 1.3%
2,150	Schlumberger Ltd.	$146,286

Pharmaceuticals: 12.4%
7,000	Eli Lilly & Co.	379,680
6,350	Novartis AG ADR	304,038
10,450	Pfizer, Inc.	252,472
800	Roche Holding AG	85,217
5,800	Sepracor, Inc.*	331,644
		1,353,051

Retail: 5.2%
6,000	99 Cents Only Stores*	90,000
4,550	Carmax, Inc.*	131,632
1,600	Nordstrom, Inc.	77,200
1,050	Target Corp.	53,309
5,450	TJX Cos., Inc.	136,468
1,850	Yum! Brands, Inc.	85,748
		574,357

Semiconductors: 7.6%
5,100	AMIS Holdings, Inc.*	54,876
14,550	ASML Holding NV (New York Registered)*	239,057
220	Freescale Semiconductor, Inc.*	3,843
4,100	Intel Corp.	92,045
1,800	Kla-Tencor Corp.	83,250
3,800	Nvidia Corp.*	87,096
3,750	Silicon Laboratories, Inc.*	127,875
6,300	Texas Instruments, Inc.*	146,223
		834,265

Software: 3.8%
1,800	Autodesk, Inc.	52,866
1,100	First Data Corp.	44,814
4,000	Intuit, Inc.*	156,000
6,200	Microsoft Corp.	162,936
		416,616

Telecommunications: 6.6%
8,300	Comverse Technology, Inc.*	185,505
20,400	Corning, Inc.*	223,176
4,500	Motorola, Inc.	70,830
40,200	Nortel Networks Corp.*	130,650
3,350	Sprint Corp.	79,831
1,300	Telefonaktiebolaget LM Ericsson ADR	38,129
		728,121

	PRIMECAP Odyssey Growth Fund

	SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited), Continued

	Shares		Value

	Toys: 1.0%
	5,500	Mattel, Inc.	$106,975

	Transportation: 0.6%
	1,400	Kirby Corp.	61,656

	TOTAL COMMON STOCKS
	(cost $9,568,570)		9,823,601

	Principal Amount
	SHORT-TERM INVESTMENT: 8.5%

	$928,858	Dreyfus Institutional US Treasury Money Market Fund	928,858

	TOTAL SHORT-TERM INVESTMENT
	(cost $928,858)		928,858

	TOTAL INVESTMENTS IN SECURITIES
	(cost $10,497,428+): 98.2%		10,752,459
	Other Assets less Liabilities: 1.8%		192,227
	NET ASSETS:	100.0%	$10,944,686

*	Non-income producing security.

+	At January 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their
	cost for federal income tax purposes, were as follows:
	Cost of investments for tax purposes		$10,497,428
	Gross unrealized appreciation		$512,596
	Gross unrealized depreciation		(257,565)
	Net unrealized appreciation		$255,031

PRIMECAP Odyssey Aggressive Growth Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS: 90.5%

Agriculture: 1.0%
2,400	Monsanto Co.	$129,912

Airlines: 5.2%
6,600	Alaska Air Group, Inc.*	196,614
20,050	JetBlue Airways Corp.*	396,789
5,400	Southwest Airlines Co.	78,192
		671,595

Biotechnology: 4.0%
12,600	Affymetrix, Inc.*	518,616

Chemicals: 2.8%
5,700	Minerals Technologies, Inc.	356,136

Computers: 0.7%
1,200	Research In Motion Ltd.*	85,548

Diversified Financial Services: 2.7%
32,700	eSPEED, Inc. - Class A*	352,179

Electronics: 4.5%
4,100	Agilent Technologies, Inc.*	90,651
10,000	Cymer, Inc.*	265,200
3,400	Gentex Corp.	115,022
2,800	Trimble Navigation Ltd.*	99,568
		570,441

Engineering & Construction: 0.4%
2,000	Granite Construction, Inc.	49,800

Food: 3.2%
15,000	American Italian Pasta Co. - Class A	406,500

Healthcare - Products: 3.2%
40,950	Conceptus, Inc.*	287,059
3,000	Intuitive Surgical, Inc.*	119,700
		406,759

Household Products/Wares: 1.8%
3,850	Avery Dennison Corp.	231,346

PRIMECAP Odyssey Aggressive Growth Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited), Continued

Shares		Value

Insurance: 0.7%
1,550	MBIA, Inc.	$92,597

Internet: 16.2%
15,500	Blue Nile, Inc.*	434,000
9,000	Macromedia, Inc.*	308,160
5,600	McAfee, Inc.*	144,760
46,700	Opsware, Inc.*	268,058
33,800	RADVision Ltd.*	496,860
52,000	SonicWALL, Inc.*	335,920
3,350	VeriSign, Inc.*	86,564
		2,074,322

Miscellaneous Manufacturer: 2.7%
12,900	Pall Corp.	347,397

Oil & Gas: 6.3%
1,900	Noble Corp.*	101,365
9,400	Pioneer Natural Resources Co.	360,866
3,550	Pogo Producing Co.	150,981
8,200	Pride International, Inc.*	191,798
		805,010

Oil & Gas Services: 1.7%
10,600	Hanover Compressor Co.*	150,308
2,000	Varco International, Inc.*	61,220
		211,528

Pharmaceuticals: 9.7%
42,200	Dendreon Corp.*	286,960
14,400	Ligand Pharmaceuticals, Inc. - Class B*	149,904
33,800	Pharmacyclics, Inc.*	318,058
8,450	Sepracor, Inc.*	483,171
		1,238,093

Retail: 4.1%
6,600	99 Cents Only Stores*	99,000
2,000	Build-A-Bear Workshop, Inc.*	62,280
5,000	California Pizza Kitchen, Inc.*	127,050
6,600	Carmax, Inc.*	190,938
1,550	Tiffany & Co.	48,717
		527,985

	PRIMECAP Odyssey Aggressive Growth Fund

	SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited), Continued

	Shares		Value

	Semiconductors: 10.8%
	26,450	AMIS Holdings, Inc.*	$284,602
	28,250	ASML Holding NV (New York Registered)*	464,148
	5,000	Kla-Tencor Corp.*	231,250
	5,400	Nvidia Corp.*	123,768
	5,600	Rambus, Inc.*	101,024
	5,450	Silicon Laboratories, Inc.*	185,845
			1,390,637

	Software: 5.3%
	5,200	Intuit, Inc.*	202,800
	21,700	THQ, Inc.*	482,825
			685,625

	Telecommunications: 3.5%
	9,650	Comverse Technology, Inc.*	215,678
	73,500	Nortel Networks Corp.*	238,875
			454,553
	TOTAL COMMON STOCKS
	(cost $11,453,034)		11,606,579

	Principal Amount
	SHORT-TERM INVESTMENT: 8.7%

	$1,121,117	Dreyfus Institutional US Treasury Money Market Fund	1,121,117

	TOTAL SHORT-TERM INVESTMENT
	(cost $1,121,117)		1,121,117

	TOTAL INVESTMENTS IN SECURITIES
	(cost $12,574,151+): 99.2%		12,727,696
	Other Assets less Liabilities: 0.8%		105,350
	NET ASSETS:	100.0%	$12,833,046

*	Non-income producing security.

+	At January 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their
	cost for federal income tax purposes, were as follows:
	Cost of investments for tax purposes		$12,574,151
	Gross unrealized appreciation		$796,999
	Gross unrealized depreciation		(643,454)
	Net unrealized appreciation		$153,545

PRIMECAP Odyssey Stock Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS: 93.0%

Aerospace/Defense: 0.4%
1,100	Raytheon Co.	$41,140

Agriculture: 1.7%
3,250	Monsanto Co.	175,922

Airlines: 3.2%
2,700	Alaska Air Group, Inc.*	80,433
3,800	JetBlue Airways Corp.*	75,202
12,100	Southwest Airlines Co.	175,208
		330,843
Auto Parts & Equipment: 0.2%
800	Cooper Tire & Rubber Co.	17,288

Banks: 1.5%
5,300	Bank of New York Co., Inc. (The)	157,463

Biotechnology: 5.9%
4,300	Affymetrix, Inc.*	176,988
6,650	Biogen Idec, Inc.*	431,984
		608,972
Building Materials: 1.0%
1,900	Vulcan Materials Co.	107,312

Chemicals: 2.1%
2,650	Dow Chemical Co. (The)	131,705
700	Potash Corp of Saskatchewan	56,560
650	Praxair, Inc.	28,047
		216,312
Commercial Services: 1.4%
3,050	Accenture Ltd. - Class A*	79,452
2,000	Paychex, Inc.	60,980
		140,432
Distribution/Wholesale: 0.4%
700	Grainger (W.W.), Inc.	42,847

PRIMECAP Odyssey Stock Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited), Continued

Shares		Value

Diversified Financial Services: 1.2%

12,000	eSPEED, Inc. - Class A*	$129,240

Electronics: 2.6%
7,500	Agilent Technologies, Inc.*	165,825
3,400	Symbol Technologies, Inc.	62,220
1,500	Thomas & Betts Corp.*	43,815
		271,860
Engineering & Construction: 2.4%
1,600	Chicago Bridge & Iron Co. NV	60,480
950	Fluor Corp.	50,863
7,200	McDermott International, Inc.*	133,200
		244,543
Food: 1.9%
7,100	American Italian Pasta Co. - Class A	192,410

Healthcare - Products: 4.6%
4,650	Guidant Corp.	337,078
2,750	Medtronic, Inc.	144,347
		481,425
Home Furnishings: 1.1%
3,000	Sony Corp. ADR	111,060

Household Products/Wares: 0.6%
1,000	Avery Dennison Corp.	60,090

Insurance: 4.7%
1,750	American International Group, Inc.	116,007
50	Berkshire Hathaway, Inc. - Class B*	149,706
1,250	Chubb Corp. (The)	93,100
2,650	Marsh & McLennan Cos., Inc.	86,125
650	MBIA, Inc.	38,831
		483,769
Internet: 3.8%
14,050	Blue Nile, Inc.*	393,400

Machinery - Construction & Mining: 1.1%
1,250	Caterpillar, Inc.	111,375

	PRIMECAP Odyssey Stock Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited), Continued

Shares		Value

Media: 4.2%
3,000	Comcast Corp. - Class A*	$96,570
11,150	DIRECTV Group, Inc. (The)*	167,808
5,100	Liberty Media Corp. - Class A*	53,244
4,900	News Corp. - Class A	83,300
2,250	Time Warner, Inc.*	40,500
		441,422
Mining: 2.5%
3,000	Alcoa, Inc.	88,530
3,150	Inco Ltd.*	103,667
1,700	Newmont Mining Corp.	70,703
		262,900
Miscellaneous Manufacturer: 2.1%
2,400	Eastman Kodak Co.	79,416
5,100	Pall Corp.	137,343
		216,759
Oil & Gas: 5.4%
500	Encana Corp.	29,545
1,300	EOG Resources, Inc.	96,525
550	Noble Corp.*	29,343
2,500	Pioneer Natural Resources Co.	95,975
700	Pogo Producing Co.	29,771
5,950	Unocal Corp.	283,042
		564,201
Oil & Gas Services: 2.9%
1,800	Cooper Cameron Corp.*	101,538
950	Schlumberger Ltd.	64,638
4,500	Varco International, Inc.*	137,745
		303,921
Paper & Forest Products: 2.1%
1,800	International Paper Co.	70,470
2,400	Weyerhaeuser Co.	149,760
		220,230
Pharmaceuticals: 11.6%
5,925	Eli Lilly & Co.	321,372
6,750	Novartis AG ADR	323,190
7,120	Pfizer, Inc.	172,019
4,400	Pharmacyclics, Inc.*	41,404
800	Roche Holding AG	85,217
4,650	Sepracor, Inc.*	265,887
		1,209,089

	PRIMECAP Odyssey Stock Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited), Continued

Shares		Value

Retail: 4.6%
1,700	99 Cents Only Stores*	$25,500
3,700	Carmax, Inc.*	107,041
4,200	Dress Barn, Inc.*	80,388
1,800	Nordstrom, Inc.	86,850
750	Target Corp.	38,078
5,450	TJX Cos., Inc.	136,468
		474,325
Semiconductors: 7.0%
1,700	AMIS Holdings, Inc.*	18,292
2,200	Applied Materials, Inc.*	34,980
10,200	ASML Holding NV (New York Registered)*	167,586
2,400	Emulex Corp.*	39,288
496	Freescale Semiconductor, Inc. - Class B*	8,665
4,000	Intel Corp.	89,800
1,400	Kla-Tencor Corp.*	64,750
3,400	Nvidia Corp.*	77,928
800	Silicon Laboratories, Inc.*	27,280
8,700	Texas Instruments, Inc.	201,927
		730,496
Software: 2.7%
1,000	First Data Corp.	40,740
4,500	Intuit, Inc.*	175,500
2,450	Microsoft Corp.	64,386
		280,626
Telecommunications: 3.8%
2,400	Comverse Technology, Inc.*	53,640
7,350	Corning, Inc.*	80,409
1,070	Telefonaktiebolaget LM Ericsson ADR	31,383
4,500	Motorola, Inc.	70,830
35,000	Nortel Networks Corp.*	113,750
1,950	Sprint Corp.	46,469
		396,481
Toys: 0.6%
3,400	Mattel, Inc.	66,130

		PRIMECAP Odyssey Stock Fund

	SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited), Continued

	Shares		Value

	Transportation: 1.7%
	1,200	Canadian National Railway Co.	$71,340
	1,800	Union Pacific Corp.	107,280
			178,620
	TOTAL COMMON STOCKS
	(cost $9,309,707)		9,662,903

	Principal Amount
	SHORT-TERM INVESTMENT: 7.0%

	$730,216	Dreyfus Institutional US Treasury Money Market Fund	730,216

	TOTAL SHORT-TERM INVESTMENT
	(cost $730,216)		730,216

	TOTAL INVESTMENTS IN SECURITIES
	(cost $10,039,923+): 100.0%		10,393,119
	Liabilities in excess of Other Assets: (0.0)%		(2,923)
	NET ASSETS:	100.0%	$10,390,196

*	Non-income producing security.

+	At January 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their
	cost for federal income tax purposes, were as follows:
	Cost of investments for tax purposes		$10,039,923
	Gross unrealized appreciation		$594,620
	Gross unrealized depreciation		(241,424)
	Net unrealized appreciation		$353,196

PRIMECAP Odyssey Funds

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The PRIMECAP Odyssey Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation.

Securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked price. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Funds shall determine in good faith to reflect the security’s fair value. All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates, which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B.	Shares Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to its net asset value per share

C.	Federal Income Taxes.

The Funds have elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code. The Funds intend to distribute substantially all of its taxable income and any capital gains less any applicable capital loss carryforwards. Accordingly, no provision for Federal income taxes has been made in the accompanying financial statements.

D.	Portfolio Transactions.

Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Security gains and losses are computed on an identified cost basis.

E.	Use of Estimates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F.	Other.

Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Item 2. Controls and Procedures.

(a)	The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PRIMECAP Odyssey Funds

By (Signature and Title)            /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date March 24, 2005

By (Signature and Title)              /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive Officer

Date March 24, 2005

By (Signature and Title)              /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date March 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date March 24, 2005

By (Signature and Title)*             /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive Officer

Date March 24, 2005

By (Signature and Title)*             /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date March 24, 2005

By (Signature and Title)*             /s/ David H. Van Slooten
David H. Van Slooten, Chief Financial Officer

Date March 24, 2005

* Print the name and title of each signing officer under his or her signature.